Insurance contracts and private pension (Details 4) - BRL (R$) R$ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
IfrsStatementLineItems [Line Items]
Beginning Balance	R$ 631	R$ 496
Increase	1,559	1,298
Amortization	(1,379)	(1,163)
Ending Balance	811	631
Not later than one year [member]
IfrsStatementLineItems [Line Items]
Beginning Balance	573	464
Later than one year [member]
IfrsStatementLineItems [Line Items]
Beginning Balance	R$ 238	R$ 167